Voya Target Retirement 2060 Fund Expense Example - Voya Target Retirement 2060 Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	1,349
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,119
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410